Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment [Abstract]
Disclosure of Property and Equipment [text block]

01 – Property and Equipment

in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction-in-progress	Property and equipment owned (IAS 16)	Right-of-use for leased assets (IFRS 16)	Total
Cost of acquisition:
Balance as of January 1, 2019	778	2,602	2,860	142	6,382	3,185	9,567
Changes in the group of consolidated companies	0	(165)	0	(0)	(165)	0	(165)
Additions	8	111	49	160	327	413	740
Transfers	(56)	15	116	(147)	(72)	32	(40)
Reclassifications (to)/from “held for sale”	(0)	(11)	0	(0)	(11)	0	(11)
Disposals	75	190	82	0	347	115	462
Exchange rate changes	1	19	19	1	39	19	58
Balance as of December 31, 2019	656	2,380	2,961	155	6,153	3,533	9,686
Changes in the group of consolidated companies	0	(1)	(0)	(0)	(1)	(1)	(3)
Additions	2	128	47	335	512	1,806	2,317
Transfers	8	173	43	(97)	127	(388)	(261)
Reclassifications (to)/from “held for sale”	(73)	(65)	0	(1)	(139)	(0)	(139)
Disposals	2	223	96	0	321	41	362
Exchange rate changes	(4)	(50)	(58)	(5)	(117)	(64)	(181)
Balance as of December 31, 2020	587	2,343	2,897	387	6,214	4,844	11,058
Accumulated depreciation and impairment:
Balance as of January 1, 2019	328	1,862	1,770	0	3,960	0	3,960
Changes in the group of consolidated companies	5	(49)	0	0	(44)	1	(43)
Depreciation	18	199	217	0	434	615	1,049
Impairment losses	20	2	5	0	27	85	112
Reversals of impairment losses	0	0	0	0	0	0	0
Transfers	(31)	(4)	(16)	0	(51)	41	(10)
Reclassifications (to)/from “held for sale”	(0)	(4)	0	0	(5)	0	(5)
Disposals	16	180	66	0	262	79	341
Exchange rate changes	0	15	16	0	32	0	32
Balance as of December 31, 2019	325	1,841	1,927	0	4,093	663	4,756
Changes in the group of consolidated companies	0	(1)	(0)	0	(1)	0	(1)
Depreciation	16	171	187	0	373	648	1,021
Impairment losses	5	2	8	0	16	77	93
Reversals of impairment losses	3	0	0	0	3	10	12
Transfers	2	145	2	0	149	5	153
Reclassifications (to)/from “held for sale”	(25)	(53)	0	0	(78)	0	(78)
Disposals	1	206	89	0	296	11	307
Exchange rate changes	(3)	(42)	(45)	0	(90)	(24)	(114)
Balance as of December 31, 2020	317	1,856	1,989	0	4,163	1,347	5,510

Carrying amount:
Balance as of December 31, 2019	331	540	1,034	155	2,060	2,870	4,930
Balance as of December 31, 2020	270	487	908	387	2,051	3,497	5,549

Depreciation expenses, impairment losses and reversal of impairment losses on property and equipment are recorded within general and administrative expenses for the income statement.

The carrying value of items of property and equipment on which there is a restriction on sale was € 23 million and € 24 million as of December 31, 2020 and December 31, 2019, respectively.

Commitments for the acquisition of property and equipment were € 27 million at year-end 2020 and € 46 million at year-end 2019.

The Group leases many assets including land and buildings, vehicles and IT equipment for which it records right-of-use assets. During 2020, additions to right-of-use assets amounted to € 1.8 billion and largely reflected new real estate leases. Depreciation charges of € 648 million recognized in 2020 mainly resulted from planned consumption of right-of-use assets for property leases over their contractual terms. The carrying amount of right-of-use assets of € 3.5 billion included in Total Property and equipment as of December 31, 2020 predominantly represented leased properties of € 3.5 billion and vehicle leases of € 12 million. For more information on the Group´s leased properties and related disclosures required under IFRS 16, please refer to Note 22 “Leases”.